Note 37	6 Months Ended
Jun. 30, 2022
Income And Expenses From Insurance And Reinsurance Contracts [Abstract]
Disclosure of Income and Expenses From Insurance and Reinsurance Contracts [Text Block]	Income and expense from insurance and reinsurance contracts
The detail of the headings “Income and expense from insurance and reinsurance contracts” in the accompanying condensed consolidated income statements is as follows:

Income and expense from insurance and reinsurance contracts (Millions of Euros)
	June 2022	June 2021
Income from insurance and reinsurance contracts	1,537	1,350
Expense from insurance and reinsurance contracts	(908)	(909)
Total	629	441